UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Auto Components — 0.3%
Delphi Automotive Plc	13,100	$639,411
The Goodyear Tire & Rubber Co. (a)	37,308	564,843
Lear Corp.	653	39,167

		1,243,421

Automobiles — 1.4%
General Motors Co. (a)	176,363	5,976,942

Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	10,590	141,377

Capital Markets — 2.0%
American Capital Ltd. (a)	545,247	7,268,142
E*Trade Financial Corp. (a)	109,400	1,272,322
Uranium Participation Corp. (a)	53,140	259,870

		8,800,334

Chemicals — 0.4%
ADA-ES, Inc. (a)	2,690	100,471
CF Industries Holdings, Inc.	2,900	553,784
Huntsman Corp.	64,400	1,252,580

		1,906,835

Commercial Banks — 0.5%
CIT Group, Inc. (a)	49,015	2,258,611

Communications Equipment — 0.3%
Loral Space & Communications Ltd.	19,132	1,152,129

Diversified Financial Services — 1.0%
Bank of America Corp.	80,610	1,101,133
Citigroup, Inc.	12,553	652,630
Kcad Holdings I Ltd.	422,854,200	2,744,324

		4,498,087

Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc.	49,725	313,267
Level 3 Communications, Inc. (a)	33,620	720,477

		1,033,744

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	109,685	1

Energy Equipment & Services — 0.9%
Laricina Energy Ltd. (a)	70,588	2,376,723
Osum Oil Sands Corp. (a)	120,000	1,627,788

		4,004,511

Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment Corp. (a)	68,974	999,433
Travelport LLC (a)	1,667,020	1,366,957

		2,366,390

Household Durables — 0.1%
MDC Holdings, Inc.	4,800	178,128
Meritage Homes Corp. (a)	4,700	222,592
	Shares	Value
Common Stocks

Household Durables (concluded)
PulteGroup, Inc. (a)	8,600	$185,674

		586,394

Insurance — 1.0%
American International Group, Inc. (a)	99,957	4,444,088

Media — 0.3%
Belo Corp., Class A	32,921	369,373
Cablevision Systems Corp., Class A	64,706	978,355
Clear Channel Outdoor Holdings, Inc., Class A (a)	14,202	121,711

		1,469,439

Metals & Mining — 0.1%
African Minerals Ltd. (a)	65,551	250,781
Peninsula Energy Ltd. (a)	11,250,902	308,656

		559,437

Oil, Gas & Consumable Fuels — 0.0%
African Petroleum Corp. Ltd. (a)	294,600	53,570

Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd. (a)(b)	208,741	761,072
Ainsworth Lumber Co. Ltd. (a)	728,451	2,662,965
NewPage Corp. (a)	12,520	1,189,400
Western Forest Products, Inc. (a)	74,889	94,285
Western Forest Products, Inc. (a)	74,936	93,241

		4,800,963

Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor Ltd. (a)	6,695	106,584
NXP Semiconductors NV (a)	14,053	433,535
Spansion, Inc., Class A (a)	47,847	655,504
SunPower Corp. (a)	200	3,860

		1,199,483

Software — 0.2%
Bankruptcy Management Solutions, Inc. (a)	737	—
HMH Holdings/EduMedia (a)	30,127	796,850

		796,850

Wireless Telecommunication Services — 0.5%
Crown Castle International Corp. (a)	14,451	1,029,634
SBA Communications Corp., Class A (a)	14,451	1,087,727

		2,117,361

Total Common Stocks – 11.2%		49,409,967

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Aerospace & Defense — 0.7%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	900	$931,500
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		240	261,600
7.13%, 3/15/21		375	411,563
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,244	1,355,960
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		285	299,336

			3,259,959

Air Freight & Logistics — 0.2%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		528	528,773
Series 2, 12.38%, 8/16/15		534	535,632

			1,064,405

Airlines — 2.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		419	429,391
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		967	1,020,518
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B 6.90%, 1/02/17		34	35,205
Series 2010-1, Class B 6.00%, 1/12/19		571	593,959
Series 2012-3, Class C 6.13%, 4/29/18		1,370	1,438,500
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1 6.72%, 1/02/23		867	961,929
Series 2009-1, Class B 9.75%, 12/17/16		257	292,881
Series 2010-1, Class B 6.38%, 1/02/16		800	836,000
US Airways Group, Inc., 6.13%, 6/01/18		485	472,269
US Airways Pass-Through Trust:
Series 2011-1, Class C 10.88%, 10/22/14		682	733,181
Series 2012-1, Class C 9.13%, 10/01/15		622	672,804
Series 2012-2, Class B 6.75%, 6/03/21		600	655,500
Series 2012-2, Class C 5.45%, 6/03/18 (c)		1,200	1,182,000
Series 2013-1, Class B 5.38%, 11/15/21		1,400	1,438,500

			10,762,637

		Par (000)	Value
Corporate Bonds

Auto Components — 2.6%
Affinia Group, Inc., 7.75%, 5/01/21 (b)	USD	991	$1,030,640
Brighthouse Group Ltd., 7.88%, 5/15/18	GBP	100	154,979
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)	USD	300	311,250
Dana Holding Corp., 6.75%, 2/15/21		660	709,500
Delphi Corp., 6.13%, 5/15/21		115	126,931
GKN Holdings Plc, 5.38%, 9/19/22	GBP	290	466,499
Icahn Enterprises LP, 8.00%, 1/15/18	USD	4,455	4,722,300
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		585	653,006
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	712	1,222,448
Schaeffler Finance BV, 4.25%, 5/15/18	EUR	193	253,987
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18		428	558,379
Titan International, Inc.:
7.88%, 10/01/17	USD	685	732,950
7.88%, 10/01/17 (b)		725	775,750

			11,718,619

Beverages — 0.0%
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	50	70,349

Building Products — 1.5%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)	USD	690	698,625
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		592	594,960
Building Materials Corp. of America (b):
7.00%, 2/15/20		810	866,700
6.75%, 5/01/21		1,170	1,266,525
Cemex SAB de CV, 5.88%, 3/25/19 (b)		340	338,300
Momentive Performance Materials, Inc., 8.88%, 10/15/20		1,120	1,206,800
Texas Industries, Inc., 9.25%, 8/15/20		347	384,303
USG Corp., 9.75%, 1/15/18		1,045	1,230,487

			6,586,700

Capital Markets — 0.3%
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)		356	404,060
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		699	733,950

			1,138,010

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Chemicals — 3.1%
Axiall Corp., 4.88%, 5/15/23 (b)	USD	160	$160,800
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		610	826,781
Celanese US Holdings LLC, 5.88%, 6/15/21		1,218	1,342,845
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		552	556,140
Huntsman International LLC, 8.63%, 3/15/21		250	279,375
INEOS Finance Plc, 7.50%, 5/01/20 (b)		570	625,575
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)		445	438,325
6.50%, 8/15/18	EUR	463	586,739
Kraton Polymers LLC, 6.75%, 3/01/19	USD	185	193,788
LyondellBasell Industries NV, 5.75%, 4/15/24 (f)		3,870	4,502,501
Nexeo Solutions LLC, 8.38%, 3/01/18		135	135,675
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		335	343,375
Orion Engineered Carbons Bondco GmbH (FKA Kinove German Bondco GmbH), 10.00%, 6/15/18	EUR	505	728,430
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)	USD	252	253,890
PolyOne Corp., 7.38%, 9/15/20		320	352,800
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,195	1,218,900
Tronox Finance LLC, 6.38%, 8/15/20 (b)		366	359,595
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75%, 2/01/21	EUR	100	135,174
7.38%, 5/01/21 (b)	USD	525	553,875

			13,594,583

Commercial Banks — 0.8%
CIT Group, Inc.:
5.25%, 3/15/18		830	892,250
6.63%, 4/01/18 (b)		340	382,500
5.50%, 2/15/19 (b)		1,095	1,185,338
5.00%, 8/15/22		338	359,970
6.00%, 4/01/36		810	804,615

			3,624,673

Commercial Services & Supplies — 2.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		412	441,870
ARAMARK Corp., 5.75%, 3/15/20 (b)		962	995,670
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		800	887,483
		Par (000)	Value
Corporate Bonds

Commercial Services & Supplies (concluded)
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	210	$219,724
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		38	41,135
Casella Waste Systems, Inc., 7.75%, 2/15/19		79	75,840
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		918	931,770
Covanta Holding Corp., 6.38%, 10/01/22		940	1,013,995
EC Finance Plc, 9.75%, 8/01/17	EUR	621	875,913
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)	USD	112	117,600
Mobile Mini, Inc., 7.88%, 12/01/20		545	603,587
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		95	107,350
UR Merger Sub Corp.:
5.75%, 7/15/18		379	404,583
7.38%, 5/15/20		655	718,862
8.25%, 2/01/21		686	759,745
7.63%, 4/15/22		3,386	3,749,995
6.13%, 6/15/23		280	293,300
Verisure Holding AB:
8.75%, 9/01/18	EUR	174	249,903
8.75%, 12/01/18		134	185,487
West Corp., 8.63%, 10/01/18	USD	205	224,988

			12,898,800

Communications Equipment — 1.4%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		85	67,575
6.45%, 3/15/29		279	223,898
Avaya, Inc. (b):
7.00%, 4/01/19		400	373,000
10.50%, 3/01/21		1,428	1,199,520
CommScope Holding Co., Inc., 6.63%, 6/01/20 (b)(g)		705	696,187
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,400	1,554,000
10.13%, 7/01/20		1,880	2,185,500

			6,299,680

Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (e)		298	460,782
SanDisk Corp., 1.50%, 8/15/17 (e)		425	563,922

			1,024,704

Construction & Engineering — 0.4%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		275	272,250

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Construction & Engineering (concluded)
H&E Equipment Services, Inc., 7.00%, 9/01/22	USD	654	$706,320
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		347	348,735
Weekley Homes LLC, 6.00%, 2/01/23 (b)		230	239,200

			1,566,505

Construction Materials — 2.9%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	201	288,002
HD Supply, Inc.:
8.13%, 4/15/19	USD	4,774	5,299,140
11.00%, 4/15/20		2,225	2,672,781
7.50%, 7/15/20 (b)		3,265	3,460,900
11.50%, 7/15/20		775	910,625
HeidelbergCement AG, 7.50%, 4/03/20	EUR	81	129,820

			12,761,268

Consumer Finance — 0.3%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	660	712,800
IVS F. SpA, 7.13%, 4/01/20	EUR	320	420,079
Springleaf Finance, 6.90%, 12/15/17	USD	155	160,619

			1,293,498

Containers & Packaging — 2.0%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	100	139,723
7.38%, 10/15/17		200	279,446
7.38%, 10/15/17 (b)		456	637,137
9.13%, 10/15/20 (b)	USD	459	504,900
9.13%, 10/15/20 (b)		590	646,050
7.00%, 11/15/20 (b)		1,187	1,216,675
4.88%, 11/15/22 (b)		444	442,890
5.00%, 11/15/22	EUR	320	420,079
Berry Plastics Corp., 9.75%, 1/15/21	USD	270	311,850
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	867	1,126,883
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	24	26,220
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		39	38,123
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	394	553,070
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	550	603,625
OI European Group BV, 4.88%, 3/31/21	EUR	421	571,818
		Par (000)	Value
Corporate Bonds

Containers & Packaging (concluded)
Pactiv LLC, 7.95%, 12/15/25	USD	648	$615,600
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		590	660,800

			8,794,889

Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17		2,030	2,161,950

Diversified Consumer Services — 2.1%
APX Group, Inc. (b):
6.38%, 12/01/19		1,456	1,452,360
8.75%, 12/01/20		882	895,230
Laureate Education, Inc., 9.25%, 9/01/19 (b)		1,845	2,066,400
Service Corp. International, 7.00%, 6/15/17		4,095	4,678,537
ServiceMaster Co., 8.00%, 2/15/20		280	288,050

			9,380,577

Diversified Financial Services — 6.2%
Aircastle Ltd.:
6.75%, 4/15/17		550	605,000
6.25%, 12/01/19		481	520,683
Ally Financial, Inc.:
7.50%, 12/31/13		460	474,950
8.00%, 11/01/31		300	384,000
8.00%, 11/01/31		5,519	7,119,510
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		430	427,850
Co-Operative Group Ltd. (h):
6.25%, 7/08/20	GBP	250	381,749
5.63%, 7/08/26		100	153,231
DPL, Inc.:
6.50%, 10/15/16	USD	450	484,875
7.25%, 10/15/21		1,275	1,377,000
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	706	1,153,148
General Motors Financial Co., Inc.:
2.75%, 5/15/16 (b)	USD	777	775,834
3.25%, 5/15/18 (b)		449	445,071
6.75%, 6/01/18		460	524,400
4.25%, 5/15/23 (b)		119	116,025
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (b)(c)		336	328,440
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		750	753,750
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)		857	859,142
Lehman Brothers Holdings, Inc. (a)(i):
5.38%, 10/17/13	EUR	200	69,212
4.75%, 1/16/14		1,130	391,046
1.00%, 2/05/14		2,350	805,601

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Diversified Financial Services (concluded)
Lehman Brothers Holdings, Inc. (concluded) (a)(i):
1.00%, 9/22/18	USD	255	$63,750
1.00%, 12/31/49		915	228,750
Leucadia National Corp., 8.13%, 9/15/15		1,148	1,302,980
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		565	601,725
9.00%, 4/15/19		860	903,000
7.88%, 8/15/19		485	531,075
9.88%, 8/15/19		750	817,500
5.75%, 10/15/20		3,520	3,572,800
WMG Acquisition Corp.:
11.50%, 10/01/18		618	729,240
6.00%, 1/15/21 (b)		404	426,220

			27,327,557

Diversified Telecommunication Services — 2.5%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		765	781,256
CenturyLink, Inc., Series V, 5.63%, 4/01/20		1,097	1,134,024
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		630	618,188
Consolidated Communications Finance Co., 10.88%, 6/01/20		515	594,825
Level 3 Communications, Inc., 8.88%, 6/01/19		475	515,375
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,736	1,879,220
7.00%, 6/01/20		639	672,547
8.63%, 7/15/20		1,260	1,386,000
OTE Plc, 7.25%, 2/12/15	EUR	256	345,380
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		431	588,336
6.75%, 8/15/24		520	720,477
tw telecom holdings, Inc., 5.38%, 10/01/22	USD	440	455,400
Windstream Corp.:
8.13%, 8/01/13		510	513,825
7.88%, 11/01/17		630	724,500
6.38%, 8/01/23		120	118,500

			11,047,853

Electric Utilities — 0.6%
Homer City Generation LP, 8.73%, 10/01/26 (g)		330	350,625
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		433	488,024
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,550	2,048,860

			2,887,509

		Par (000)	Value
Corporate Bonds

Electrical Equipment — 0.8%
Belden, Inc.:
5.50%, 9/01/22 (b)	USD	550	$565,125
5.50%, 4/15/23	EUR	180	237,464
General Cable Corp., 5.75%, 10/01/22 (b)	USD	890	916,700
Rexel SA, 5.13%, 6/15/20	EUR	388	527,248
Techem GmbH:
6.13%, 10/01/19		633	888,561
6.13%, 10/01/19 (b)		105	147,392
7.88%, 10/01/20		105	150,053
Trionista TopCo GmbH, 6.88%, 4/30/21		106	139,840

			3,572,383

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	350	423,500

Energy Equipment & Services — 3.8%
Atwood Oceanics, Inc., 6.50%, 2/01/20		205	219,606
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		497	511,910
CGG (FKA Compagnie Générale de Géophysique, Veritas):
7.75%, 5/15/17		365	375,038
6.50%, 6/01/21		1,855	1,938,475
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		1,602	1,706,130
Genesis Energy LP, 5.75%, 2/15/21 (b)		75	76,500
Gulfmark Offshore, Inc., 6.38%, 3/15/22		230	239,200
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		465	484,762
MEG Energy Corp. (b):
6.50%, 3/15/21		2,232	2,310,120
6.38%, 1/30/23		325	333,125
Oil States International, Inc., 6.50%, 6/01/19		691	744,552
Peabody Energy Corp.:
6.00%, 11/15/18		992	1,061,440
6.25%, 11/15/21		1,068	1,116,060
7.88%, 11/01/26		555	593,850
4.75%, 12/15/41 (e)		630	542,194
Precision Drilling Corp.:
6.63%, 11/15/20		115	123,050
6.50%, 12/15/21		440	471,900
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		349	373,430
Seadrill Ltd., 5.63%, 9/15/17 (b)		2,009	2,059,225
Tervita Corp., 8.00%, 11/15/18 (b)		549	568,215
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	615	815,333

			16,664,115

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Food & Staples Retailing — 0.4%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	393	$619,516
R&R Ice Cream Plc, 9.25%, 5/15/18 (g)	EUR	205	269,113
Rite Aid Corp., 9.25%, 3/15/20	USD	555	626,456
Zobele Holding SpA, 7.88%, 2/01/18	EUR	140	189,244

			1,704,329

Food Products — 0.6%
Darling International, Inc., 8.50%, 12/15/18	USD	170	190,400
Del Monte Corp., 7.63%, 2/15/19		90	93,263
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (b)		576	578,160
Post Holdings, Inc., 7.38%, 2/15/22		840	935,550
Smithfield Foods, Inc., 6.63%, 8/15/22		702	798,525

			2,595,898

Health Care Equipment & Supplies — 2.5%
Biomet, Inc. (b):
6.50%, 8/01/20		2,993	3,150,133
6.50%, 10/01/20		3,189	3,228,862
DJO Finance LLC:
8.75%, 3/15/18		560	618,800
7.75%, 4/15/18		155	160,425
9.88%, 4/15/18		620	680,450
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		420	467,250
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		800	920,000
IDH Finance PLC:
6.00%, 12/01/18 (b)	GBP	100	151,940
6.00%, 12/01/18		150	229,049
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	845	870,350
Teleflex, Inc., 6.88%, 6/01/19		435	469,800

			10,947,059

Health Care Providers & Services — 7.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		845	923,163
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	230	361,693
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	1,180	1,230,150
7.13%, 7/15/20		669	734,228
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	694	965,168
Crown Newco 3 Plc:
7.00%, 2/15/18	GBP	100	158,777
7.00%, 2/15/18 (b)		547	868,511
		Par (000)	Value
Corporate Bonds

Health Care Providers & Services (concluded)
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	1,319	$1,404,735
HCA Holdings, Inc., 6.25%, 2/15/21		1,079	1,154,530
HCA, Inc.:
8.50%, 4/15/19		200	218,000
6.50%, 2/15/20		4,033	4,547,207
7.88%, 2/15/20		405	441,450
7.25%, 9/15/20		4,070	4,477,000
5.88%, 3/15/22		865	949,337
4.75%, 5/01/23		541	539,648
Hologic, Inc., 6.25%, 8/01/20		1,817	1,941,919
IASIS Healthcare LLC, 8.38%, 5/15/19		771	805,695
INC Research LLC, 11.50%, 7/15/19 (b)		516	554,700
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		930	990,450
Omnicare, Inc.:
7.75%, 6/01/20		1,460	1,616,950
3.75%, 4/01/42 (e)		426	518,389
Symbion, Inc., 8.00%, 6/15/16		510	539,325
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,741	1,928,157
6.75%, 2/01/20		775	813,750
4.50%, 4/01/21 (b)		689	676,943
4.38%, 10/01/21 (b)		953	924,410
Vanguard Health Holding Co II LLC:
8.00%, 2/01/18		357	378,866
7.75%, 2/01/19		685	732,950
Voyage Care Bondco Plc, 6.50%, 8/01/18	GBP	270	421,519

			31,817,620

Health Care Technology — 0.9%
IMS Health, Inc. (b):
12.50%, 3/01/18	USD	3,290	3,861,638
6.00%, 11/01/20		212	224,190

			4,085,828

Hotels, Restaurants & Leisure — 2.5%
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		485	510,462
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	680	897,511
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,770	1,975,762
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	477	738,524
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	557	738,440
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	75	81,000
5.88%, 3/15/21		322	320,390

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Hotels, Restaurants & Leisure (concluded)
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	433	$420,010
MCE Finance Ltd., 5.00%, 2/15/21 (b)		998	998,000
MTR Gaming Group, Inc., 11.50%, 8/01/19 (g)		221	237,406
Regal Entertainment Group, 5.75%, 2/01/25		385	384,038
Sisal Holding Istituto di Pagamento SpA, 7.25%, 9/30/17	EUR	100	131,925
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	USD	882	886,410
Station Casinos LLC, 7.50%, 3/01/21 (b)		2,080	2,178,800
Travelport LLC (b):
6.40%, 3/01/16 (j)		121	114,955
11.88%, 9/01/16		50	47,478
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(i)		475	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	200	314,516
Wynn Las Vegas LLC, 5.38%, 3/15/22	USD	111	116,828

			11,092,455

Household Durables — 2.7%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	205	273,163
Ashton Woods USA LLC, 6.88%, 2/15/21 (b)	USD	336	348,180
Beazer Homes USA, Inc., 6.63%, 4/15/18		55	59,606
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		605	647,350
Jarden Corp., 7.50%, 1/15/20	EUR	447	625,724
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	1,400	1,550,500
Libbey Glass, Inc., 6.88%, 5/15/20		815	882,237
PH Holding LLC, 9.75%, 12/31/17		510	525,300
Pulte Group, Inc., 6.38%, 5/15/33		280	282,800
RPG Byty Sro, 6.75%, 5/01/20	EUR	383	480,381
The Ryland Group, Inc., 6.63%, 5/01/20	USD	500	557,500
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	339	476,415
Standard Pacific Corp.:
10.75%, 9/15/16	USD	2,050	2,531,750
8.38%, 1/15/21		1,450	1,740,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		395	399,938
		Par (000)	Value
Corporate Bonds

Household Durables (concluded)
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)	USD	445	$495,619

			11,876,463

Household Products — 0.8%
Ontex IV SA:
7.50%, 4/15/18	EUR	100	136,474
7.50%, 4/15/18 (b)		220	300,242
9.00%, 4/15/19		321	437,037
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	568	609,890
6.63%, 11/15/22		370	399,600
Spectrum Brands, Inc.:
9.50%, 6/15/18		1,395	1,543,219
6.75%, 3/15/20		142	152,650

			3,579,112

Independent Power Producers & Energy Traders — 4.1%
The AES Corp., 4.88%, 5/15/23		39	38,318
Calpine Corp., 7.50%, 2/15/21 (b)		67	72,695
Dynegy, Inc., 5.88%, 6/01/23 (b)		444	437,340
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)		1,115	1,181,900
11.25%, 12/01/18 (b)(g)		895	807,737
10.00%, 12/01/20		3,572	4,067,615
10.00%, 12/01/20 (b)		2,645	2,998,769
12.25%, 3/01/22 (b)		1,897	2,160,209
GenOn REMA LLC:
Series B 9.24%, 7/02/17		166	182,527
Series C 9.68%, 7/02/26		662	721,580
Laredo Petroleum, Inc.:
9.50%, 2/15/19		730	826,725
7.38%, 5/01/22		550	605,000
NRG Energy, Inc.:
7.63%, 1/15/18		2,563	2,889,782
6.63%, 3/15/23 (b)		78	82,485
QEP Resources, Inc.:
5.38%, 10/01/22		488	500,200
5.25%, 5/01/23		380	383,800

			17,956,682

Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)		850	850,000

Insurance — 0.8%
Alliant Holdings I, Inc., 7.88%, 12/15/20 (b)		1,661	1,739,897
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		332	359,805
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		968	997,040
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	270	370,234

			3,466,976

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Internet Software & Services — 0.1%
Cerved Technologies SpA:
6.38%, 1/15/20	EUR	100	$129,975
8.00%, 1/15/21		100	129,650
VeriSign, Inc., 4.63%, 5/01/23 (b)	USD	410	412,050

			671,675

IT Services — 4.0%
Ceridian Corp.:
11.25%, 11/15/15		185	190,550
8.88%, 7/15/19 (b)		1,855	2,114,700
11.00%, 3/15/21 (b)		2,209	2,523,782
Epicor Software Corp., 8.63%, 5/01/19		820	891,750
First Data Corp.:
7.38%, 6/15/19 (b)		3,354	3,538,470
8.88%, 8/15/20 (b)		795	878,475
6.75%, 11/01/20 (b)		2,154	2,250,930
8.25%, 1/15/21 (b)		168	178,080
12.63%, 1/15/21		399	435,908
10.63%, 6/15/21 (b)		1,088	1,093,440
11.75%, 8/15/21 (b)		580	561,150
SunGard Data Systems, Inc.:
7.38%, 11/15/18		810	862,650
6.63%, 11/01/19 (b)		1,190	1,252,475
WEX, Inc., 4.75%, 2/01/23 (b)		726	724,185

			17,496,545

Machinery — 0.7%
DH Services Luxembourg Sarl, 7.75%, 12/15/20 (b)		137	147,618
The Manitowoc Co., Inc., 5.88%, 10/15/22		705	749,944
Navistar International Corp., 8.25%, 11/01/21		541	551,144
SPX Corp., 6.88%, 9/01/17		260	289,250
Terex Corp., 6.00%, 5/15/21		700	740,250
Trinseo Materials Operating SCA, 8.75%, 2/01/19 (b)		606	603,727

			3,081,933

Media — 10.4%
Affinion Group, Inc., 7.88%, 12/15/18		582	448,140
AMC Networks, Inc.:
7.75%, 7/15/21		330	373,725
4.75%, 12/15/22		529	527,678
Cablevision Systems Corp., 5.88%, 9/15/22		820	811,800
CCO Holdings LLC, 5.25%, 9/30/22		870	870,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23		1,105	1,082,900
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		942	758,310
Checkout Holding Corp., 9.83%, 11/15/15 (b)(d)		675	533,250
		Par (000)	Value
Corporate Bonds

Media (continued)
Cinemark USA, Inc., 5.13%, 12/15/22	USD	374	$379,610
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (b)		1,183	1,188,915
9.00%, 3/01/21		1,801	1,787,492
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,677	1,781,813
6.50%, 11/15/22 (b)		916	961,800
6.50%, 11/15/22 (b)		2,827	2,982,485
DISH DBS Corp.:
4.25%, 4/01/18 (b)		775	755,625
5.13%, 5/01/20 (b)		1,326	1,292,850
5.88%, 7/15/22		1,505	1,508,763
Harron Communications LP, 9.13%, 4/01/20 (b)		470	522,875
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)(c)		2,253	2,207,940
Intelsat Luxembourg SA (b):
6.75%, 6/01/18		1,865	1,944,262
7.75%, 6/01/21		627	659,134
Interactive Data Corp., 10.25%, 8/01/18		1,990	2,233,775
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		500	527,500
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	129	178,489
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	1,130	1,211,925
Lynx I Corp.:
5.38%, 4/15/21 (b)		220	228,800
6.00%, 4/15/21	GBP	1,676	2,676,385
The McClatchy Co., 9.00%, 12/15/22 (b)	USD	820	885,600
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		743	802,440
Nara Cable Funding Ltd.:
8.88%, 12/01/18	EUR	200	275,547
8.88%, 12/01/18 (b)	USD	200	208,000
Nielsen Finance LLC:
11.63%, 2/01/14		91	96,460
7.75%, 10/15/18		1,779	1,956,900
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	308	503,658
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	270	273,375
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		759	743,820
4.63%, 5/15/23		373	358,080
Sterling Entertainment Corp., 10.00%, 12/15/19		1,275	1,275,000
Unitymedia GmbH, 9.50%, 3/15/21	EUR	518	775,641
Unitymedia Hessen GmbH & Co. KG:
7.50%, 3/15/19		1,249	1,766,245

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Media (concluded)
Unitymedia Hessen GmbH & Co. KG (concluded):
5.50%, 1/15/23 (b)	USD	760	$775,200
Univision Communications, Inc. (b):
8.50%, 5/15/21		426	461,145
6.75%, 9/15/22		526	565,450
5.13%, 5/15/23		1,037	1,016,260
UPCB Finance II Ltd.:
6.38%, 7/01/20	EUR	514	707,654
6.38%, 7/01/20 (b)		1,218	1,676,893
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	531	562,860

			46,122,469

Metals & Mining — 4.2%
ArcelorMittal:
9.50%, 2/15/15		445	493,950
4.25%, 8/05/15		581	599,882
4.25%, 3/01/16		175	181,563
5.00%, 2/25/17		620	644,800
6.13%, 6/01/18		619	656,140
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	585	775,561
FMG Resources August 2006 Property Ltd. (b):
6.38%, 2/01/16	USD	661	674,220
6.00%, 4/01/17		709	717,862
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		445	498,400
GoldCorp, Inc., 2.00%, 8/01/14 (e)		1,575	1,605,516
Kaiser Aluminum Corp., 8.25%, 6/01/20		330	372,075
New Gold, Inc. (b):
7.00%, 4/15/20		225	238,500
6.25%, 11/15/22		445	458,350
New World Resources NV, 7.88%, 5/01/18	EUR	324	336,895
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	USD	2,170	2,263,581
Novelis, Inc., 8.75%, 12/15/20		4,560	5,095,800
Peninsula Energy Ltd.0.00, 12/14/14		800	800,000
Perstorp Holding AB, 8.75%, 5/15/17 (b)		285	294,263
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)		355	386,950
Taseko Mines Ltd., 7.75%, 4/15/19		605	617,100
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		415	448,200
Walter Energy, Inc. (b):
9.88%, 12/15/20		198	211,365
8.50%, 4/15/21		149	149,745

			18,520,718

		Par (000)	Value
Corporate Bonds

Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17	USD	1,169	$1,268,671
Dufry Finance SCA, 5.50%, 10/15/20 (b)		661	695,703

			1,964,374

Oil, Gas & Consumable Fuels — 9.4%
Access Midstream Partners LP:
5.88%, 4/15/21		101	107,060
6.13%, 7/15/22		405	433,350
4.88%, 5/15/23		655	646,812
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (e)		1,335	1,321,650
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		281	292,240
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		990	1,086,525
7.50%, 4/01/20		490	499,800
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (b)		126	131,670
BreitBurn Energy Partners LP, 7.88%, 4/15/22		375	406,875
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		354	382,320
Chaparral Energy, Inc., 7.63%, 11/15/22		325	351,000
Chesapeake Energy Corp.:
7.25%, 12/15/18		180	207,450
6.63%, 8/15/20		121	134,613
6.88%, 11/15/20		399	448,875
6.13%, 2/15/21		122	132,980
Concho Resources, Inc.:
7.00%, 1/15/21		245	266,438
6.50%, 1/15/22		436	470,880
5.50%, 10/01/22		536	553,420
5.50%, 4/01/23		109	111,453
CONSOL Energy, Inc., 8.25%, 4/01/20		460	508,300
Continental Resources, Inc., 7.13%, 4/01/21		545	611,762
Crosstex Energy LP, 8.88%, 2/15/18		225	241,875
Crown Oil Partners IV LP, 15.00%, 3/07/15		913	954,693
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		503	518,090
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		565	584,775
Denbury Resources, Inc., 4.63%, 7/15/23		1,132	1,095,210
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		695	771,450
7.75%, 6/15/19		795	850,650

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20	USD	315	$357,131
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		510	550,800
EV Energy Partners LP, 8.00%, 4/15/19		215	220,913
Halcon Resources Corp., 8.88%, 5/15/21		616	626,780
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		392	431,200
Holly Energy Partners LP, 6.50%, 3/01/20		230	244,375
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		510	573,750
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 (b)		200	207,750
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (b)		225	219,938
Lightstream Resources Ltd. (FKA PetroBakken Energy Ltd.), 8.63%, 2/01/20 (b)		625	640,625
Linn Energy LLC:
6.50%, 5/15/19		66	67,155
6.25%, 11/01/19 (b)		1,760	1,773,200
8.63%, 4/15/20		165	180,675
7.75%, 2/01/21		235	249,100
MarkWest Energy Partners LP:
6.25%, 6/15/22		166	179,280
5.50%, 2/15/23		319	333,355
4.50%, 7/15/23		445	432,762
Memorial Production Partners LP, 7.63%, 5/01/21 (b)		289	290,445
Newfield Exploration Co., 6.88%, 2/01/20		1,150	1,230,500
Northern Oil and Gas, Inc., 8.00%, 6/01/20		460	478,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19		295	317,862
6.50%, 11/01/21		430	464,400
Offshore Group Investment Ltd., 7.13%, 4/01/23 (b)		622	642,215
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		598	592,020
PBF Holding Co. LLC, 8.25%, 2/15/20		325	359,125
PDC Energy, Inc., 7.75%, 10/15/22 (b)		310	337,900
Penn Virginia Corp., 8.50%, 5/01/20 (b)		184	184,000
Petrobras Global Finance BV, 3.00%, 1/15/19		514	501,337
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		850	943,500
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Plains Exploration & Production Co., 6.88%, 2/15/23	USD	796	$900,475
Range Resources Corp.:
8.00%, 5/15/19		515	561,350
6.75%, 8/01/20		177	191,603
5.75%, 6/01/21		1,439	1,521,742
5.00%, 8/15/22		473	480,095
5.00%, 3/15/23 (b)		230	232,300
Regency Energy Partners LP, 6.88%, 12/01/18		581	623,122
Rosetta Resources, Inc., 5.63%, 5/01/21		393	393,982
Sabine Pass Liquefaction LLC (b):
5.63%, 2/01/21		1,900	1,907,125
5.63%, 4/15/23		498	498,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		2,565	2,859,975
6.50%, 11/01/20 (b)		480	502,800
SandRidge Energy, Inc.:
8.75%, 1/15/20		45	48,375
7.50%, 2/15/23		528	543,840
SESI LLC, 6.38%, 5/01/19		480	518,400
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		148	153,920
SM Energy Co.:
6.63%, 2/15/19		195	209,138
6.50%, 11/15/21		390	426,075
6.50%, 1/01/23		575	632,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		229	238,733
Vanguard Natural Resources LLC, 7.88%, 4/01/20		400	428,000

			41,624,259

Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		520	561,600
Boise Paper Holdings LLC:
9.00%, 11/01/17		85	90,525
8.00%, 4/01/20		180	199,800
Clearwater Paper Corp.:
7.13%, 11/01/18		865	936,362
4.50%, 2/01/23 (b)		65	64,188
NewPage Corp., 11.38%, 12/31/14 (a)(i)		2,887	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (b)		200	220,500
Unifrax I LLC, 7.50%, 2/15/19 (b)		385	400,400
WEPA Hygieneprodukte GmbH, 6.50%, 5/15/20	EUR	100	135,941

			2,609,316

Pharmaceuticals — 1.8%
Capsugel Finance Co. SCA:
9.88%, 8/01/19 (b)		300	441,590

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Pharmaceuticals (concluded)
Capsugel Finance Co. SCA (concluded):
9.88%, 8/01/19	EUR	100	$147,197
Elan Corp. Plc, 6.25%, 6/15/21 (b)	USD	2,270	2,281,350
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		632	721,270
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		640	662,400
6.88%, 12/01/18		1,343	1,433,652
6.38%, 10/15/20		402	422,100
6.75%, 8/15/21		673	716,745
Warner Chilcott Co. LLC, 7.75%, 9/15/18		905	998,328

			7,824,632

Professional Services — 0.3%
La Financiere Atalian SA, 7.25%, 1/15/20	EUR	324	423,224
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)	USD	760	858,800

			1,282,024

Real Estate Investment Trusts (REITs) — 0.7%
Cantor Commercial Real Estate Co. LP, 7.75%, 2/15/18 (b)		417	431,595
Felcor Lodging LP:
6.75%, 6/01/19		1,507	1,608,722
5.63%, 3/01/23		379	385,633
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		180	253,688
iStar Financial, Inc., 4.88%, 7/01/18		602	597,485

			3,277,123

Real Estate Management & Development — 2.4%
CBRE Services, Inc., 6.63%, 10/15/20		500	540,000
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23 (b)		226	229,955
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		1,270	1,416,050
IVG Finance BV, 1.75%, 3/29/17	EUR	400	311,940
Realogy Corp. (b):
3.38%, 5/01/16	USD	498	494,265
7.88%, 2/15/19		3,425	3,758,937
7.63%, 1/15/20		750	849,375
9.00%, 1/15/20		485	563,813
Shea Homes LP, 8.63%, 5/15/19		2,005	2,275,675

			10,440,010

Road & Rail — 0.6%
The Hertz Corp.:
7.50%, 10/15/18		820	891,750
6.75%, 4/15/19		430	467,087
		Par (000)	Value
Corporate Bonds

Road & Rail (concluded)
The Hertz Corp. (concluded):
5.88%, 10/15/20	USD	95	$100,225
7.38%, 1/15/21		645	712,725
6.25%, 10/15/22		395	429,069
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		210	221,025

			2,821,881

Semiconductors & Semiconductor Equipment — 0.5%
NXP BV/NXP Funding LLC (b):
3.75%, 6/01/18		635	625,475
9.75%, 8/01/18		100	113,000
5.75%, 2/15/21		500	525,000
Spansion LLC, 7.88%, 11/15/17		850	884,000

			2,147,475

Software — 1.4%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		621	610,133
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(g)		436	447,990
Infor US, Inc., 6.25%, 4/01/19		2,590	2,920,225
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18 (b)		219	228,855
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,380	1,397,250
Sophia LP, 9.75%, 1/15/19 (b)		645	719,175

			6,323,628

Specialty Retail — 2.6%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		540	604,800
Claire's Stores, Inc. (b):
9.00%, 3/15/19		1,288	1,449,000
7.75%, 6/01/20		488	494,100
CST Brands, Inc., 5.00%, 5/01/23 (b)		277	279,770
House of Fraser Funding Plc:
8.88%, 8/15/18 (b)	GBP	420	676,117
8.88%, 8/15/18		221	355,767
Limited Brands, Inc., 8.50%, 6/15/19	USD	1,170	1,437,637
Michaels Stores, Inc., 7.75%, 11/01/18		346	375,410
New Academy Finance Co., 8.00%, 6/15/18 (b)(g)		319	328,570
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		1,500	1,683,750
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		476	501,585
QVC, Inc. (b):
7.50%, 10/01/19		920	1,012,980
7.38%, 10/15/20		440	486,192
Sally Holdings LLC:
6.88%, 11/15/19		805	892,544

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Specialty Retail (concluded)
Sally Holdings LLC (concluded):
5.75%, 6/01/22	USD	753	$792,532

			11,370,754

Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 6.88%, 5/01/22		645	715,144
Phillips-Van Heusen Corp., 4.50%, 12/15/22		373	372,067
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (b)(c)		743	739,285

			1,826,496

Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc., 2.25%, 3/01/19 (e)		105	147,000

Trading Companies & Distributors — 0.8%
Air Lease Corp., 4.50%, 1/15/16		880	902,000
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		735	793,800
Doric Nimrod Air Finance Alpha Ltd. (b):
Series 2012-1, Class A, 5.13%, 11/30/24		892	950,090
Series 2012-1, Class B, 6.50%, 5/30/21		773	803,901

			3,449,791

Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		632	680,190

Wireless Telecommunication Services — 4.4%
Cricket Communications, Inc., 7.75%, 10/15/20		865	862,837
Crown Castle International Corp., 5.25%, 1/15/23		1,658	1,678,725
Digicel Group Ltd. (b):
8.25%, 9/30/20		1,430	1,522,950
6.00%, 4/15/21		2,093	2,082,535
MetroPCS Wireless, Inc., 6.63%, 11/15/20		773	827,110
NII Capital Corp., 7.63%, 4/01/21		517	430,403
Phones4u Finance Plc:
9.50%, 4/01/18 (b)	GBP	545	860,202
9.50%, 4/01/18		200	315,670
Softbank Corp., 4.50%, 4/15/20 (b)	USD	1,155	1,171,992
Sprint Capital Corp., 6.88%, 11/15/28		1,848	1,848,000
Sprint Nextel Corp. (b):
9.00%, 11/15/18		4,084	4,951,850
		Par (000)	Value
Corporate Bonds

Wireless Telecommunication Services (concluded)
Sprint Nextel Corp. (b) (concluded):
7.00%, 3/01/20	USD	2,515	$2,829,375

			19,381,649

Total Corporate Bonds – 106.9%			472,961,087

Floating Rate Loan Interests (j)

Airlines — 1.0%
Delta Air Lines, Inc., Term Loan B, 5.00%, 4/20/17		646	652,425
Northwest Airlines, Inc.:
2.30%, 3/10/17		943	872,896
2.30%, 3/10/17		945	874,542
1.00%, 9/10/18		787	695,332
1.68%, 9/10/18		799	707,450
1.68%, 9/10/18		793	701,771

			4,504,416

Auto Components — 1.2%
Federal-Mogul Corp.:
Term Loan B, 2.13% - 2.14%, 12/29/14		2,989	2,924,624
Term Loan C, 2.13% - 2.14%, 12/28/15		1,382	1,350,178
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		915	926,053

			5,200,855

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		623	623,593

Capital Markets — 0.7%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,382	1,399,275
Knight Capital Group, Inc., Term Loan B, 5.25%, 11/10/17		525	519,750
Nuveen Investments, Inc.:
Incremental Term Loan, 4.19%, 5/13/17		725	726,965
Second Lien Term Loan, 6.50%, 2/28/19		615	616,537

			3,262,527

Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18		554	553,144
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		1,040	1,047,415

			1,600,559

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (j)

Commercial Services & Supplies — 0.3%
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16	USD	610	$613,775
Catalent Pharma Solutions Inc., Term Loan, 6.50%, 12/29/17		380	384,275
Spin Holdco Inc., Term Loan B, 4.25%, 11/15/19		380	381,900

			1,379,950

Communications Equipment — 1.4%
Alcatel-Lucent USA, Inc.:
Term Loan C, 7.25%, 1/30/19		2,075	2,095,112
Term Loan D, 7.50%, 1/30/19	EUR	808	1,061,980
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18	USD	185	176,627
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19		2,684	2,683,792

			6,017,511

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		1,603	1,614,356

Consumer Finance — 0.7%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		3,191	3,200,296

Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		395	393,025

Diversified Consumer Services — 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		212	212,914
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		678	678,171

			891,085

Diversified Telecommunication Services — 0.8%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		498	501,853
2019 Term Loan B, 5.25%, 8/01/19		405	410,318
Term Loan, 4.75%, 8/01/19		2,500	2,517,975

			3,430,146

Energy Equipment & Services — 0.2%
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		870	871,992

Food & Staples Retailing — 0.0%
Rite Aid Corp., Second Lien Term Loan, 5.75%, 8/21/20		160	164,966

Food Products — 0.1%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		319	321,096

		Par (000)	Value
Floating Rate Loan Interests (j)

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 4.00%, 5/17/19	USD	565	$566,311
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		1,109	1,110,906
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		412	420,125

			2,097,342

Health Care Providers & Services — 0.2%
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		350	360,030
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		576	568,764

			928,794

Hotels, Restaurants & Leisure — 3.1%
Harrah's Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		10,632	9,701,335
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,726	1,729,265
Station Casinos, Inc., Term Loan B, 5.00%, 3/01/20		1,485	1,498,736
Travelport LLC:
Second Lien Term Loan 1, 9.50%, 1/29/16		144	150,184
Second Lien Term Loan 2, 8.38%, 12/01/16 (g)		651	646,276

			13,725,796

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		858	866,055

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		499	501,244

IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17		104	104,361
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		1,160	1,154,687

			1,259,048

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		303	307,268

Machinery — 0.7%
Rexnord LLC, Term Loan B, 3.75%, 4/02/18		730	738,117
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,184	2,184,571

			2,922,688

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (j)

Media — 3.4%
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14	USD	479	$375,889
Tranche 1 Incremental, 7.50%, 7/03/14		2,291	1,800,260
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		1,968	462,423
Term Loan C, 3.84%, 1/29/16		581	135,654
Term Loan D, 6.94%, 1/30/19		1,904	1,776,546
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		632	635,578
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		605	608,272
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18		8,017	8,064,274
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		608	609,979
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		370	368,736
Virgin Media Investment Holdings, Term Loan B, 3.50%, 2/17/20		175	174,662

			15,012,273

Metals & Mining — 1.0%
Constellium Holdco BV, Term Loan B, 6.25%, 3/25/20		1,320	1,341,450
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		3,298	3,313,433

			4,654,883

Multiline Retail — 0.6%
HEMA Holding BV, Mezzanine, 8.62%, 7/05/17 (g)	EUR	1,499	1,753,083
JC Penney Corp., Inc., First Lien Term Loan, 6.00%, 4/30/18	USD	1,070	1,084,049

			2,837,132

Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		3,255	3,334,520
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,127	1,132,645
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		345	346,811
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		1,294	1,306,206
Term Loan B, 5.75%, 3/22/19		540	546,302

			6,666,484

Pharmaceuticals — 0.7%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,466	1,470,531
		Par (000)	Value
Floating Rate Loan Interests (j)

Pharmaceuticals (concluded)
Par Pharmaceutical, Term Loan B, 4.25%, 9/30/19	USD	1,055	$1,055,751
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		459	461,812

			2,988,094

Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/01/19		546	546,787

Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		1,465	1,479,683

Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		136	137,215
Extended Term Loan, 4.50%, 3/05/20		975	983,736

			1,120,951

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.20%, 9/29/17		415	416,381

Software — 0.6%
GCA Services Group, Inc., Second Lien Term Loan, 9.25%, 10/22/20		85	86,275
Infor US, Inc., Term Loan B2, 5.25% - 6.25%, 4/05/18		1,806	1,823,533
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		760	794,200

			2,704,008

Specialty Retail — 0.2%
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		798	802,652

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,624	1,631,718
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20		650	652,763

			2,284,481

Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		900	910,503

Wireless Telecommunication Services — 1.1%
Vodafone Americas Finance 2, Inc. (g):
Term Loan, 6.88%, 8/11/15		3,046	3,083,772

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (j)

Wireless Telecommunication Services (concluded)
Vodafone Americas Finance 2, Inc. (g) (concluded):
Term Loan B, 6.25%, 7/11/16	USD	1,908	$1,955,508

			5,039,280

Total Floating Rate Loan Interests – 23.4%			103,548,200

		Shares
Investment Companies

Exchange-Traded Fund — 0.8%
iShares iBoxx $ High Yield Corporate Bond Fund (k)		39,471	3,667,645

Total Investment Companies – 0.8%			3,667,645

		Par (000)
Municipal Bonds

Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co., Project:
5.00%, 12/01/19		500	515,090
5.50%, 12/01/22		160	166,613
5.25%, 12/01/25		110	113,222

Total Municipal Bonds – 0.2%			794,925

Other Interests (l)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow	USD	790	7,900

Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (a)		4,650	46

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		970	10

Media — 0.0%
Adelphia Escrow (a)		1,250	13
		Beneficial Interest (000)	Value
Other Interests (l)

Media (concluded)
Adelphia Recovery Trust (a)	USD	1,568	$12,541

			12,554

Total Other Interests – 0.0%			20,510

Preferred Securities

Capital Trusts		Par (000)

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(m)		100	99,921

Preferred Stocks		Shares

Auto Components — 1.7%
Dana Holding Corp., 0.00% (b)(e)		46,770	7,451,046

Total Preferred Stocks – 1.7%			7,451,046

Trust Preferreds

Diversified Financial Services — 1.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (j)	207,520	5,503,106

Total Trust Preferreds – 1.2%		5,503,106

Total Preferred Securities – 2.9%		13,054,073

Warrants (n)

Containers & Packaging — 0.1%
MDP Acquisitions Plc (Issued/Exercisable 12/31/02, 3 Shares for 1 Warrant, Expires 10/01/13, Strike Price EUR 0.001)	1,100	95,293

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	52,465	1

Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)	22,194	33,934
(Expires 9/30/14)	3,995	7,343

		41,277

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)
	Shares	Value
Warrants (n)

Metals & Mining — 0.0%
Peninsula Minerals Ltd. (Expires 12/31/15)	5,850,469	$67,190

Real Estate Investment Trusts (REITs) — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)	3,455,851	21,168

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	491	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,736	—

		—

Total Warrants – 0.1%		224,929

Total Long-Term Investments (Cost – $622,822,770) – 145.5%		643,681,336

	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (k)(o)	3,790,495	$3,790,495

Total Short-Term Securities (Cost – $3,790,495) – 0.9%		3,790,495

Total Investments Before Options Written (Cost – $626,613,265*) – 146.4%		647,471,831

Options Written
(Premiums Received – $157,950) – (0.0)%		(173,647)

Total Investments, Net of Options Written– 146.4%		647,298,184
Liabilities in Excess of Other Assets – (46.4)%		(205,036,556)

Net Assets – 100.0%		$442,261,628

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$628,256,530

Gross unrealized appreciation		$35,998,291
Gross unrealized depreciation		(16,782,990)

Net unrealized appreciation		$19,215,301

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Merrill Lynch	$172,025	$(1,496)
Cantor Fitzgerald	$91,140	$(930)
Credit Suisse Group AG	$1,979,600	$(37,394)
Jefferies & Co.	$328,440	$(7,560)
Goldman Sachs Group, Inc.	$1,774,020	$(23,980)
Pershing LLC	$64,675	$(1,788)
JPMorgan Chase & Co.	$639,785	$(9,218)

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Convertible security.
(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Variable rate security. Rate shown is as of report date.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,790,495	3,790,495	$ 1,238	$ 114
iShares iBoxx $ High Yield Corporate Bond Fund	—	39,471	39,471	—	—

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Security is perpetual in nature and has no stated maturity date.
(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(o)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AUD	Australian Dollar
CAD	Canadian Dollar
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
RB	Revenue Bonds
USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

	GBP	101,000	USD	153,701	Citigroup, Inc.	6/04/13	$ (241)
	USD	777,493	AUD	746,764	UBS AG	7/17/13	64,998
	USD	6,992,137	CAD	7,137,000	Barclays Plc	7/17/13	115,234
	USD	11,745,226	GBP	7,672,000	Barclays Plc	7/17/13	91,773
	USD	684,600	GBP	440,000	BNP Paribas SA	7/17/13	16,259
	USD	222,538	GBP	148,000	Citigroup, Inc.	7/17/13	(2,268)
	USD	153,658	GBP	101,000	Citigroup, Inc.	7/17/13	243
	USD	155,338	GBP	100,000	Goldman Sachs Group, Inc.	7/17/13	3,442
	EUR	350,000	USD	451,472	BNP Paribas SA	7/23/13	3,564
	USD	1,356,113	EUR	1,036,000	Bank of America Corp.	7/23/13	9,204
	USD	30,924,881	EUR	23,691,000	Barclays Plc	7/23/13	124,101
	USD	15,688	EUR	12,000	Credit Suisse Group AG	7/23/13	86
	USD	129,777	EUR	100,000	Goldman Sachs Group, Inc.	7/23/13	(234)
	USD	58,610	EUR	45,000	Goldman Sachs Group, Inc.	7/23/13	105

	Total						$426,266

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Over-the-counter credit default swaptions written as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call		Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Rating[1]	Expiration Date		Notional Amount (000)[2]	Market Value

Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD	103.50	Receive	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	6,500	$(173,177)
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD	97.50	Pay	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	6,500	(470)

Total											$(173,647)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

	Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	403	$38,222
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	112	5,845
	ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B-	USD	750	59,751
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	483	(3,595)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	118	(2,328)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	558	(36,587)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	163	796
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	163	796
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC-	USD	68	(2,252)
	ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	500	42,319
	ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	500	44,545
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	331	(6,346)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	630	(17,520)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	1,132	(27,319)

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
•		Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	182	$(12,649)
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B-	USD	200	22,798
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	USD	295	23,559
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	299	(19,313)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	355	(9,915)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	207	(9,482)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	690	139,162
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	2,400	556,397
Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC+	USD	1,500	186,422

Total							$973,306

[1]		Using Standard &Poor’s (“S&P”) rating of the underlying securities of the index.
[2]		The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
[3]		Using S&P’s rating of the issuer.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
•		For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$37,674,150	$3,484,315	$8,251,502	$49,409,967
Corporate Bonds	—	467,921,678	5,039,409	472,961,087
Floating Rate Loan Interests	—	87,289,615	16,258,585	103,548,200
Investment Companies	3,667,645	—	—	3,667,645
Municipal Bonds	—	794,925	—	794,925
Other Interests	12,541	—	7,969	20,510
Preferred Securities	5,503,106	7,550,967	—	13,054,073
Warrants	67,190	95,293	62,446	224,929
Short-Term Securities	3,790,495	—	—	3,790,495
Total	$50,715,127	$567,136,793	$29,619,911	$647,471,831

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	20

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,120,612	—	$1,120,612
Foreign currency exchange contracts	—	429,009	—	429,009
Liabilities:
Credit contracts	—	(320,953)	—	(320,953)
Foreign currency exchange contracts		(2,743)	—	(2,743)
Total	—	$1,225,925	—	$1,225,925

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$534,532	—	—	$534,532
Foreign currency at value	377,654	—	—	377,654
Cash pledged as collateral for swaps	400,000	—	—	400,000
Liabilities:
Cash received as collateral for swaps	—	$(700,000)	—	(700,000)
Loans payable	—	(195,000,000)	—	(195,000,000)
Total	$1,312,186	$(195,700,000)	—	$(194,387,814)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.
BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:	$6,755,302	$ 6,576,954	$19,411,992	$ 8,463	$ 1	$ 32,752,712
Opening Balance, as of August 31, 2012
Transfers into Level 3[1]	329	2,120,575	2,615,897	—	—	4,736,801
Transfers out of Level 3[2]	—	—	(1,201,489)	—	—	(1,201,489)
Accrued discounts/ premiums	—	5,107	128,095	—	—	133,202
Net realized gain (loss)	—	10,759	155,390	—	—	166,149
Net change in unrealized appreciation/ Depreciation[3]	736,411	(1,623,947)	1,177,287	(494)	60,791	350,048
Purchases	759,460	2,601,943	5,821,776	—	1,654	9,184,833
Sales	—	(4,651,982)	(11,850,363)	—	—	(16,502,345)
Closing Balance, as of May 31, 2013	$8,251,502	$5,039,409	$16,258,585	$7,969	$62,446	$29,619,911
[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,736,801 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $(822,617).
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$829,910
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	(205,351)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	(624,559)
Purchases	—
Issues[3]	—
Sales	—
Settlements[4]	—
Closing Balance, as of May 31, 2013	—

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2013 was $0.
[3]	Issues represent upfront cash received on certain derivative financial instruments.
[4]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	22

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party information was $17,869,062. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs
Assets:
Common Stocks[2]	$ 313,268	Market Comparable Companies	Forecasted EBITDA Multiple	3.50x
	4,004,511	Market Comparable Companies	Enterprise Value/Oil Barrel Multiple	CAD[3] 0.37x–0.47x
	2,744,324	Market Comparable Companies	Offshore EBITDA Multiple	8.75x
		Market Comparable Companies	Onshore EBITDA Multiple	4.75x
Corporate Bonds[4]	1,275,000	Market Comparable Companies	Last 12 Months EBITDA Multiple	10.00x
	800,000	Cost[5]	N/A	--
	1,596,608	Market Comparable Companies	Yield	12.10%
	954,693	Discounted Cashflow	Yield	12.00%
Warrants	41,277	Estimated Recovery Value	Recovery Rate	$1.36 - $1.63
	21,168	Black-Scholes	Implied Volatility	75%
Total	$ 11,750,849

1 A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Forecasted EBITDA Multiple	Increase	Decrease
Enterprise Value/Oil Barrel Multiple	Increase	Decrease
Offshore EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Last 12 Months EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Recovery Rate	Increase	Decrease
Implied Volatility	Increase	Decrease

2 For the period ended May 31, 2013, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued using the company’s financial restructuring plan. Market information became available for this investment, therefore, the market approach is considered to be a more relevant measure of fair value for this investment.

3 Canadian Dollar.

4 For the period ended May 31, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued using acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

5 The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2013	23

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund V, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund V, Inc.

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Corporate High Yield Fund V, Inc.

Date: July 25, 2013